GENERAL - Additional Information (Detail)			1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 01, 2020 USD ($)	May 10, 2019 USD ($)	Oct. 31, 2019 USD ($) Property	Mar. 31, 2020 USD ($) Property State Segment shares	Dec. 31, 2019 USD ($) Property State Segment shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 USD ($)	Jun. 27, 2019 USD ($) $ / shares shares	Mar. 31, 2019	Jan. 01, 2019 USD ($)
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Management lease loss					$ (2,100,000)
Cash and cash equivalents				$ 27,066,000	34,867,000	$ 18,147,000
Restricted cash				20,400,000	$ 21,900,000		$ 21,900,000
Refundable deposit received for divestitures of property			$ 5,000,000	$ 5,000,000
Divestiture, number of property in non-binding letter | Property			1	1
Investment Income Contractual Term				60 months	60 months
Debt instrument, variable rate				3.75%	3.75%
Number of reportable segments | Segment				2	2
Accounts receivable average cancellation rate basis period				5 years	5 years
Inventories					$ 5,900,000	7,500,000
Lease renewal term description				Certain leases provide the Company with the option to renew for additional periods, with renewal terms that can extend the lease term for periods ranging from 1 to 30 years.	Certain leases provide the Company with the option to renew for additional periods, with renewal terms that can extend the lease term for periods ranging from 1 to 30 years.
Advertising costs					$ 9,200,000	$ 6,900,000
Operating lease ROU asset				$ 8,793,000	10,570,000
Operating lease liability				$ 11,657,000	$ 13,517,000
Aggregate common stock issued | shares				94,477,102	94,447,356	94,447,000
Shares conversion in common stock | shares					1
Impairment of long-lived assets				$ 0
ASC 842
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Reclassification from Intangible assets to other assets for below market lease intangibles										$ 1,100,000
Reclassification from accounts payable and accrued liabilities to other assets for deferred gain on sale leaseback transaction										100,000
Reclassification from other long term liabilities to other assets for deferred gain on sale leaseback transaction										200,000
Reclassification from accounts payable and accrued liabilities to other assets for rent										300,000
Reclassification from other long term Liabilities to other assets for rent										3,500,000
Increase in other assets for operating lease right of use assets										15,300,000
Increase in accounts payable and accrued liabilities for operating lease liabilities										2,200,000
Increase in other long term liabilities for operating lease liabilities.										13,100,000
Operating lease ROU asset										12,300,000
Operating lease liability										$ 15,300,000
Maximum
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Liquid investments purchased with an original maturity				3 months	3 months
Lease renewal term				30 years	30 years
Product sales, payment term				60 months	60 months
Minimum
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Lease renewal term				1 year	1 year
Senior Secured Notes
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Long-term debt, gross				$ 353,648,000	$ 380,619,000
Senior Secured Notes | Option Through January 30, 2022 - Payable in Kind
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Long-term debt, interest rate				4.00%	4.00%			4.00%
Senior Secured Notes | Private Placement
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Long-term debt, gross					$ 385,000,000			$ 385,000,000
Fixed interest rate to be paid per annum in cash plus					7.50%
Senior Secured Notes | Private Placement | 11.500% notes, due 2024
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Long-term debt, interest rate					11.50%			11.50%
Senior Secured Notes | Private Placement | 9.875% notes, due 2024
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Long-term debt, interest rate					9.875%			9.875%
Senior Notes
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Preferred units, sold | shares				52,083,333	52,083,333
Preferred unit, aggregate purchase price				$ 57,500,000	$ 57,500,000
Senior Notes | Private Placement
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Long-term debt, gross				$ 385,000,000	$ 385,000,000
Other Losses, Net
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Management lease loss		$ 2,100,000
StoneMor Operating LLC
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Ownership percentage subsidiaries by the parent				100.00%	100.00%	100.00%			100.00%
C-Corporation Conversion
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
General partner ownership interest				100.00%
C-Corporation Conversion | StoneMor GP Holdings LLC
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Contribution of common units | shares					5,099,969
C-Corporation Conversion | Partnership and LP Sub
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
General partner ownership interest					100.00%
Series A Purchase Agreement | Series A Redeemable Convertible Preferred Unit
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Preferred units, sold | shares								52,083,333
Preferred unit sold price per share | $ / shares								$ 1.1040
Preferred unit, liquidation preference discount percentage								8.00%
Preferred unit, aggregate purchase price								$ 57,500,000
Axar Commitment Agreement | Rights Offering | Maximum
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
proceeds from the contemplated rights offering	$ 17,000,000
Axar Commitment Agreement | Rights Offering | Maximum | Subsequent Event
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
proceeds from the contemplated rights offering	$ 17,000,000
C Corporation Conversion | StoneMor GP Holdings LLC
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Aggregate common stock issued | shares					5,099,969
Cemetery
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Number of operating locations | Property				30	30
Cemetery | US and Puerto Rico
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Number of operating locations | Property				319	321
Number of states | State				27	27
Cemetery | Consolidated Properties
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Number of operating locations | Property				16	16
Cemetery | Unconsolidated Properties
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Number of operating locations | Property				14	14
Cemetery | Wholly Owned Properties | US and Puerto Rico
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Number of operating locations | Property				289	291
Cemetery | Managed Properties | US and Puerto Rico
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Number of operating locations | Property				30	30
Funeral Home | US and Puerto Rico
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Number of operating locations | Property				88	90
Number of states | State				17	17
Funeral Home | Cemetery Property | US and Puerto Rico
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Number of operating locations | Property					42
Funeral Home | Cemetery Property | US and Puerto Rico
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Number of operating locations | Property				41